INCOME TAXES (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carry forwards	$ 178,608	$ 1,393,145	$ 219,957
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Profit tax rate description	Under the two-tiered profit tax rate regime of Hong Kong Profits Tax, the first HKD2,000,000 (US$256,410), of profits of the qualifying group entity is taxed at 8.25%, and profits above HKD2,000,000 (US$256,410) are taxed at 16.5%